Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Impact of Change in Accounting Policy	Common Shares	Additional Paid-In Capital	Additional Paid-In Capital Impact of Change in Accounting Policy	Retained Earnings	Retained Earnings Impact of Change in Accounting Policy	Accumulated Other Comprehensive Income (Loss)	Treasury Shares
Balance (in shares) at Dec. 31, 2019			230,829
Balance (in shares) at Dec. 31, 2019									(3,077)
Balance at Dec. 31, 2019	$ 2,536,591	$ (15,074)	$ 2,702	$ 1,777,017		$ 1,178,457	$ (15,074)	$ (309,619)	$ (111,966)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	359,188					359,188
Conversion of warrants (in shares)									807
Conversion of warrants	0			(7,547)		(22,725)			$ 30,272
Termination of warrants	(174,626)			(30,289)		(144,337)
Equity component of convertible debt, net	54,052			54,052
Total other comprehensive (loss) income	65,797							65,797
Purchase of treasury shares (in shares)									(1,346)
Purchase of treasury shares	(63,995)								$ (63,995)
Issuance of common shares in connection with stock plan (in shares)									1,085
Issuance of common shares in connection with stock plan	7,661					(32,418)			$ 40,079
Tax withholding related to vesting of stock awards (in shares)									(313)
Tax withholding related to vesting of stock awards	(12,691)								$ (12,691)
Share-based compensation	40,936			40,936
Balance (in shares) at Dec. 31, 2020			230,829
Balance (in shares) at Dec. 31, 2020									(2,844)
Balance at Dec. 31, 2020	$ 2,797,839	$ (53,789)	$ 2,702	1,834,169	$ (54,052)	1,323,091	$ 263	(243,822)	$ (118,301)
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible List]	Accounting Standards Update 2020-06 [Member]
Net income (loss)	$ 512,599					512,599
Total other comprehensive (loss) income	(82,848)							(82,848)
Purchase of treasury shares (in shares)									(1,891)
Purchase of treasury shares	(99,987)								$ (99,987)
Issuance of common shares in connection with stock plan (in shares)									1,441
Issuance of common shares in connection with stock plan	7,919					(44,213)			$ 52,132
Tax withholding related to vesting of stock awards (in shares)									(461)
Tax withholding related to vesting of stock awards	(23,574)								$ (23,574)
Share-based compensation	38,391			38,391
Balance (in shares) at Dec. 31, 2021			230,829
Balance (in shares) at Dec. 31, 2021									(3,755)
Balance at Dec. 31, 2021	3,096,550		$ 2,702	1,818,508		1,791,740		(326,670)	$ (189,730)
Increase (Decrease) in Stockholders' Equity
Net income (loss)	423,211					423,211
Total other comprehensive (loss) income	(77,421)							(77,421)
Issuance of common shares in connection with stock plan (in shares)									1,171
Issuance of common shares in connection with stock plan	121					(54,778)			$ 54,899
Tax withholding related to vesting of stock awards (in shares)									(529)
Tax withholding related to vesting of stock awards	(25,357)								$ (25,357)
Share-based compensation	49,507			49,507
Balance (in shares) at Dec. 31, 2022			230,829
Balance (in shares) at Dec. 31, 2022									(3,113)
Balance at Dec. 31, 2022	$ 3,466,611		$ 2,702	$ 1,868,015		$ 2,160,173		$ (404,091)	$ (160,188)